Note 2 - Basis of Presentation (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Feb. 01, 2017 USD ($)
Foreign Currency Transaction Gain (Loss), before Tax		$ (400)	$ (100)	$ (200)
Impairment of Long-Lived Assets Held-for-use		0	0	0
Goodwill, Impairment Loss		$ 0	0	0
Amortization Period of Commission Costs		5 years
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ (37)
Retained Earnings [Member] | Accounting Standards Update 2016-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption					$ 100
Retained Earnings [Member] | Accounting Standards Update 2016-06 [Member] | Scenario, Forecast [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 4,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Deferred Share Unit Plan [Member]
Base Annual Fee, Percent		50.00%
Computer Equipment [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation		30.00%
Furniture and Fixtures [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation		20.00%
Minimum [Member] | Accounting Standards Update 2014-09 [Member] | Scenario, Forecast [Member]
Cumulative Effect on Retained Earnings, Net of Tax	2,000
Cumulative Effect on Retained Earnings, Tax	800
Minimum [Member] | Employee Stock Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period		3 years
Maximum [Member] | Accounting Standards Update 2014-09 [Member] | Scenario, Forecast [Member]
Cumulative Effect on Retained Earnings, Net of Tax	3,000
Cumulative Effect on Retained Earnings, Tax	$ 1,100
Maximum [Member] | Employee Stock Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period		5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		20 years
Existing Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		2 years
Existing Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		12 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		1 year
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		15 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		12 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers		0	0